Royalties, mining and income tax, and deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Mining and income tax
Schedule of royalty tax expense

Figures in million – SA rand	2021	2020	2019
Current charge	(2,923)	(1,768)	(431)
SA gold royalties	(167)	(142)	(74)
SA PGM royalties	(2,756)	(1,626)	(357)
Prior year royalty tax refund	209	3	—
Total royalties	(2,714)	(1,765)	(431)

Schedule of mining and income tax expense
The components of mining and income tax are the following:

Figures in million – SA rand	Note	2021	2020	2019
Current tax		(13,506)	(5,374)	(1,849)
Mining tax		(11,816)	(4,442)	(1,364)
Non-mining tax		(220)	68	3
Company and capital gains tax		(1,470)	(1,000)	(488)
Deferred tax	11.3	(255)	516	3,582
Deferred tax charge		(593)	570	2,031
Prior year adjustment		252	—	—
Deferred tax rate adjustment[1]		86	(54)	1,551
Total mining and income tax		(13,761)	(4,858)	1,733
[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2021	2020	2019
South Africa	200	(54)	(23)
United States	(114)	—	1,574
Deferred tax rate adjustment	86	(54)	1,551
The change in the estimated long-term deferred tax rate at which the temporary differences will reverse as a result of applying the mining tax formula at the SA gold operations, amounted to a deferred tax benefit of R200 million for the year ended 31 December 2021 (2020: charge of R54 million and 2019: charge of R23 million)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate
Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 28%:

Figures in million – SA rand	2021	2020	2019
Tax on (profit)/loss before tax at maximum South African statutory company tax rate (28%)	(13,316)	(9,934)	364
South African gold mining tax formula rate adjustment	63	118	(193)
US statutory tax rate adjustment	466	550	205
Non-deductible amortisation and depreciation	(13)	(14)	(15)
Non-taxable dividend received	7	21	2
Non-deductible finance expense[1]	(108)	89	(86)
Non-deductible share-based payments	(42)	(44)	(81)
Non-deductible loss on fair value of financial instruments	(1,021)	(890)	(571)
Non-taxable gain on foreign exchange differences	47	3	—
Non-taxable share of results of equity-accounted investees	557	476	202
(Non-deductible impairments)/non-taxable reversal of impairments	(22)	33	(22)
Non-taxable gain on acquisition	—	—	309
Non-deductible transaction costs	(69)	(50)	(94)
Tax adjustment in respect of prior periods	386	133	12
Net other non-taxable income and non-deductible expenditure	351	258	534
Change in estimated deferred tax rate	86	(54)	1,551
(Deferred tax assets derecognised)/unrecognised deferred tax assets utilised[2]	(1,133)	4,447	(384)
Mining and income tax	(13,761)	(4,858)	1,733
Effective tax rate	29%	14%	133%
[1] The non-deductible finance expense for the year ended 31 December 2020 is presented net after the reversal of an uncertain income tax treatment amounting to R182 million. This represents the conclusion on the section 163(j) interest limitation provided for by the US PGM operations under IFRIC 23 Uncertainty over Income Tax Treatments as at 31 December 2019
2 The amount for year ended 31 December 2021 include the derecognition of deferred tax assets of R837 million relating to deductible temporary differences, that can no longer be recognised due to the impairment of the mining assets in the SA gold operations
Schedule of deferred tax

Figures in million – SA rand	Note	2021	2020	2019
Included in the statement of financial position as follows:
Deferred tax assets		(906)	(1,576)	(289)
Deferred tax liabilities		7,818	7,631	6,657
Net deferred tax liabilities		6,912	6,055	6,368
Reconciliation of the deferred tax balance:
Balance at beginning of the year		6,055	6,368	10,076
Deferred tax recognised in profit or loss	11.2	255	(516)	(3,582)
Deferred tax recognised in other comprehensive income		99	6	—
Foreign currency translation		503	197	(126)
Balance at end of the year		6,912	6,055	6,368

Schedule of components of net deferred tax liabilities
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2021	2020	2019
Deferred tax liabilities
Mining assets	10,763	11,910	9,759
Environmental rehabilitation obligation funds	587	962	682
Other	300	207	209
Gross deferred tax liabilities[1]	11,650	13,079	10,650
Deferred tax assets
Environmental rehabilitation obligation	(1,229)	(1,704)	(1,109)
Occupational healthcare obligation	—	(275)	(333)
Other provisions	(922)	(1,143)	(483)
Financial instruments	(19)	(427)	(1,351)
Tax losses and unredeemed capital expenditure	(2,518)	(3,437)	(990)
Share-based payment obligation	(50)	(38)	(16)
Gross deferred tax assets[2,3]	(4,738)	(7,024)	(4,282)
Net deferred tax liabilities	6,912	6,055	6,368
[1] The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2021, amounts to R7,599 million (2020: R25,955 million and 2019: R12,075 million)
[2] Historically, deferred tax assets in WPL and EPL were only recognised to the extent of deferred tax liabilities since it was not considered probable that taxable profit would be available against which the future tax deductions could be utilised. At 31 December 2020, management recognised deferred tax assets on WPL and EPL in excess of deferred tax liabilities for the first time since it became probable that sufficient future taxable profits will be available. In total, net deferred tax assets of R951 million was recognised at 31 December 2020. The deferred tax asset recognition is supported by the profit history of WPL and EPL and a positive future taxable profit outlook
[3] The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised in the statement of financial position, amounted to R43,061 million (2020: R36,408 million and 2019: R46,220 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million – SA rand	Notes	2021	2020	2019
Included in the statement of financial position as follows:
Tax receivable		(1,245)	(148)	(355)
Tax, carbon tax and royalties payable		199	797	509
Non-current portion of tax, carbon tax and royalties payable		10	9	59
Current portion of tax, carbon tax and royalties payable		189	788	450
Net tax, carbon tax and royalties (receivable)/payable		(1,046)	649	154

Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year		649	154	(395)
Royalties, carbon tax and current tax	11.1, 11.2	16,224	7,145	2,293
Royalties and tax paid		(17,894)	(6,525)	(1,819)
Royalties paid		(3,055)	(1,707)	(412)
Tax paid		(14,839)	(4,818)	(1,407)
Tax payable on acquisition of subsidiaries		—	—	69
Other		—	—	19
Foreign currency translation		(25)	(125)	(13)
Balance at end of the year		(1,046)	649	154